Other Non Current Assets (Details)		12 Months Ended
	Dec. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)
Short-Term Investments [Abstract]
Deposit paid for acquisition of equity interest				¥ 59,648	$ 8,711
Repaid principal amount (in Dollars) | $	$ 8,711
Interest rate percentage	9.00%
Interest income		¥ 3,788	¥ 5,319
Interest receivable			¥ 2,262